Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and fair value of investments, with gross unrealized gains and losses

At December 31, 2018, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Money market funds	$71	$—	$—	$71
Total investments	$71	$—	$—	$71
Reported as:
Cash and cash equivalents				$—
Restricted cash				71
Total investments				$71

At December 31, 2017 the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Money market funds	$101	$—	$—	$101
Total investments	$101	$—	$—	$101

Reported as:
Cash and cash equivalents				$-
Restricted cash, long-term				101
Total investments				$101